World Omni Automobile Lease Securitization Trust 2015-A

Asset-Backed Notes, Series 2015-A

Sample Lease Agreed-Upon Procedures

Report To:

World Omni Auto Leasing LLC

World Omni Financial Corp.

Credit Suisse Securities (USA) LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Mitsubishi UFJ Securities (USA), Inc.

13 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

World Omni Auto Leasing LLC

World Omni Financial Corp.

111 Jim Moran Boulevard

Deerfield Beach, Florida 33442

Credit Suisse Securities (USA) LLC

11 Madison Avenue, 4th Floor

New York, New York 10010

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Mitsubishi UFJ Securities (USA), Inc.

1633 Broadway, 29th Floor

New York, New York 10019

Re:	World Omni Automobile Lease Securitization Trust 2015-A

Asset-Backed Notes, Series 2015-A (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist World Omni Auto Leasing LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of automobile and light-duty truck leases and the related leased vehicles (the “Leases”) relating to the World Omni Automobile Lease Securitization Trust 2015-A securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, World Omni Financial Corp. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “WOL2015A.txt” and the corresponding record layout and decode information (the “Data File”), which the Sponsor, on behalf of the Depositor, indicated contains information as of 10 June 2015 (the “Cutoff Date”) on the Leases,
b.	Certain electronic data files (collectively, the “ALG Origination Residual Data File”), which the Sponsor, of behalf of the Depositor, indicated contains information relating to the maximum residualized manufacturer’s suggested retail price for each Sample Lease (as defined in Attachment A),
c.	Imaged copies of the:
i.	Closed-end motor vehicle lease agreement, closed end dealer lease worksheet, lease worksheet checklist, amendment or correction notice, if applicable (collectively, the “Lease Contract”),
ii.	Borrower credit application (the “Credit Application”),
iii.	Certificate of title or electronic title (together, the “Title”),
iv.	Agreement to furnish an insurance policy or an agreement to provide accidental physical damage insurance (together, the “Insurance Agreement”) and
v.	Certain printed screen shots from the Sponsor’s computerized lease servicing system (the “System Screen Shots,” together with the Lease Contract, Credit Application, Title and Insurance Agreement, the “Source Documents,” and together with the ALG Origination Residual Data File, the “Sources”)

relating to each Sample Lease,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which are listed on Exhibit 2 to Attachment A and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data File, the Sources, the Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Sources or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 July 2015

Attachment A

Procedures we performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Leases from the Data File (the “Sample Leases”). The Sample Leases are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Leases that we were instructed to randomly select from the Data File.

2.	For each Sample Lease, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on the Source(s) indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

b.	We observed that the corresponding Lease Contract was labeled as a “closed-end lease.”

c.	We observed that the corresponding Lease Contract was originated by a dealer in Alabama, Florida, Georgia, North Carolina or South Carolina.

d.	We observed that the corresponding Lease Contract contained a signature in the borrower signature section of the Lease Contract. We performed no procedures to determine the validity of the signature contained on the Lease Contract.

e.	We observed that “AL Holding Corp.” was the named lien holder or owner on the Title or that the lien holder had assigned the collateral to “AL Holding Corp.” on the Title.

f.	We observed the existence of an Insurance Agreement.

g.	We observed the existence of a Credit Application.

Exhibit 1 to Attachment A

Sample Leases

Sample Lease Number	Lease Number	Sample Lease Number	Lease Number

1	xxxxxxxxxxxxxx0482	34	xxxxxxxxxxxxxx1025
2	xxxxxxxxxxxxxx0483	35	xxxxxxxxxxxxxx1619
3	xxxxxxxxxxxxxx7786	36	xxxxxxxxxxxxxx1726
4	xxxxxxxxxxxxxx8116	37	xxxxxxxxxxxxxx1840
5	xxxxxxxxxxxxxx8185	38	xxxxxxxxxxxxxx2211
6	xxxxxxxxxxxxxx8370	39	xxxxxxxxxxxxxx2395
7	xxxxxxxxxxxxxx8378	40	xxxxxxxxxxxxxx2464
8	xxxxxxxxxxxxxx8417	41	xxxxxxxxxxxxxx2935
9	xxxxxxxxxxxxxx8849	42	xxxxxxxxxxxxxx3492
10	xxxxxxxxxxxxxx3255	43	xxxxxxxxxxxxxx4214
11	xxxxxxxxxxxxxx3452	44	xxxxxxxxxxxxxx4342
12	xxxxxxxxxxxxxx3655	45	xxxxxxxxxxxxxx4845
13	xxxxxxxxxxxxxx3700	46	xxxxxxxxxxxxxx4928
14	xxxxxxxxxxxxxx4149	47	xxxxxxxxxxxxxx5359
15	xxxxxxxxxxxxxx4575	48	xxxxxxxxxxxxxx5546
16	xxxxxxxxxxxxxx4676	49	xxxxxxxxxxxxxx5582
17	xxxxxxxxxxxxxx4974	50	xxxxxxxxxxxxxx5594
18	xxxxxxxxxxxxxx5105	51	xxxxxxxxxxxxxx5731
19	xxxxxxxxxxxxxx5397	52	xxxxxxxxxxxxxx6175
20	xxxxxxxxxxxxxx5656	53	xxxxxxxxxxxxxx6364
21	xxxxxxxxxxxxxx5845	54	xxxxxxxxxxxxxx6780
22	xxxxxxxxxxxxxx6153	55	xxxxxxxxxxxxxx7083
23	xxxxxxxxxxxxxx7125	56	xxxxxxxxxxxxxx7569
24	xxxxxxxxxxxxxx7146	57	xxxxxxxxxxxxxx8179
25	xxxxxxxxxxxxxx7348	58	xxxxxxxxxxxxxx8483
26	xxxxxxxxxxxxxx7503	59	xxxxxxxxxxxxxx8664
27	xxxxxxxxxxxxxx7764	60	xxxxxxxxxxxxxx9096
28	xxxxxxxxxxxxxx7814	61	xxxxxxxxxxxxxx9507
29	xxxxxxxxxxxxxx8008	62	xxxxxxxxxxxxxx9611
30	xxxxxxxxxxxxxx8293	63	xxxxxxxxxxxxxx0110
31	xxxxxxxxxxxxxx9407	64	xxxxxxxxxxxxxx0271
32	xxxxxxxxxxxxxx9799	65	xxxxxxxxxxxxxx0576
33	xxxxxxxxxxxxxx0133	66	xxxxxxxxxxxxxx0684

Exhibit 1 to Attachment A

Sample Lease Number	Lease Number	Sample Lease Number	Lease Number

67	xxxxxxxxxxxxxx0696	97	xxxxxxxxxxxxxx4594
68	xxxxxxxxxxxxxx0744	98	xxxxxxxxxxxxxx8464
69	xxxxxxxxxxxxxx0950	99	xxxxxxxxxxxxxx8846
70	xxxxxxxxxxxxxx1361	100	xxxxxxxxxxxxxx4969
71	xxxxxxxxxxxxxx1771	101	xxxxxxxxxxxxxx3563
72	xxxxxxxxxxxxxx1985	102	xxxxxxxxxxxxxx7474
73	xxxxxxxxxxxxxx2011	103	xxxxxxxxxxxxxx7774
74	xxxxxxxxxxxxxx2046	104	xxxxxxxxxxxxxx7833
75	xxxxxxxxxxxxxx2368	105	xxxxxxxxxxxxxx8066
76	xxxxxxxxxxxxxx2468	106	xxxxxxxxxxxxxx8291
77	xxxxxxxxxxxxxx2615	107	xxxxxxxxxxxxxx8530
78	xxxxxxxxxxxxxx2690	108	xxxxxxxxxxxxxx8561
79	xxxxxxxxxxxxxx2855	109	xxxxxxxxxxxxxx9246
80	xxxxxxxxxxxxxx3467	110	xxxxxxxxxxxxxx9399
81	xxxxxxxxxxxxxx3706	111	xxxxxxxxxxxxxx0599
82	xxxxxxxxxxxxxx3791	112	xxxxxxxxxxxxxx0825
83	xxxxxxxxxxxxxx5044	113	xxxxxxxxxxxxxx1324
84	xxxxxxxxxxxxxx5099	114	xxxxxxxxxxxxxx1752
85	xxxxxxxxxxxxxx5150	115	xxxxxxxxxxxxxx7442
86	xxxxxxxxxxxxxx5187	116	xxxxxxxxxxxxxx7830
87	xxxxxxxxxxxxxx5421	117	xxxxxxxxxxxxxx7968
88	xxxxxxxxxxxxxx5507	118	xxxxxxxxxxxxxx8524
89	xxxxxxxxxxxxxx5640	119	xxxxxxxxxxxxxx8690
90	xxxxxxxxxxxxxx5735	120	xxxxxxxxxxxxxx8731
91	xxxxxxxxxxxxxx4256	121	xxxxxxxxxxxxxx8739
92	xxxxxxxxxxxxxx4257	122	xxxxxxxxxxxxxx8774
93	xxxxxxxxxxxxxx4274	123	xxxxxxxxxxxxxx9707
94	xxxxxxxxxxxxxx4281	124	xxxxxxxxxxxxxx0358
95	xxxxxxxxxxxxxx4331	125	xxxxxxxxxxxxxx1498
96	xxxxxxxxxxxxxx4574

Note:

To protect the personal information of the lessees, all Lease Numbers in this report have been redacted to only display the last 4 digits.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)

Lessee name	Lease Contract	i.
Billing state	Lease Contract
Monthly payment	Lease Contract	ii.
Vehicle year	Lease Contract
Vehicle make	Lease Contract	iii.
Vehicle model	Lease Contract	iii.
Vehicle identification number	Lease Contract
Contract date	Lease Contract	iv., v.
Residual value	Lease Contract
Original lease term	Lease Contract
Adjusted capitalized cost	Lease Contract	ii.
Monthly depreciation	(a) Lease Contract or (b) Lease Contract and recalculation	ii., vi., vii., viii.
Total depreciation	Lease Contract	ii.
Manufacturer’s suggested retail price (“MSRP”)	(a) Recalculation and (b) Lease Contract or ALG Origination Residual Data File	ix.
Maturity date	Lease Contract and recalculation	x., xi., xii., xiii.
FICO score	System Screen Shots	xiv.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the monthly payment, adjusted capitalized cost, monthly depreciation and total depreciation Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iii.	For the purpose of comparing the vehicle make and vehicle model Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to truncation or abbreviation.

iv.	For the purpose of comparing the contract date Sample Characteristic for each Sample Lease (except for Sample Lease numbers 95 and 105), the Sponsor, on behalf of the Depositor, instructed us to use the “contract date,” as shown on the Lease Contract.

v.	For Sample Lease numbers 95 and 105, the “contract date” value, as shown on the Lease Contract, was not legible. For the purpose of comparing the contract date Sample Characteristic for Sample Lease numbers 95 and 105, the Sponsor, on behalf of the Depositor, instructed us to use the “first payment date,” as shown on the Lease Contract, as the “contract date.”

vi.	For the purpose of comparing the monthly depreciation Sample Characteristic for each Sample Lease (except for Sample Lease numbers 9, 15, 33, 34, 55, 72 and 118), the Sponsor, on behalf of the Depositor, instructed us to use the Lease Contract as the Source.

vii.	For the purpose of comparing the monthly depreciation Sample Characteristic for Sample Lease numbers 9, 15, 33, 34, 55 and 72, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly depreciation by dividing the:
a.	Total depreciation by
b.	Original lease term,

both as shown on the Lease Contract.

viii.	For the purpose of comparing the monthly depreciation Sample Characteristic for Sample Lease number 118, the Sponsor, on behalf of the Depositor, instructed us to recalculate the monthly depreciation by:
a.	Subtracting the:
i.	Residual value from
ii.	Adjusted capitalized cost,

both as shown on the Lease Contract, and

b.	Dividing the result obtained in a. above by the original lease term, as shown on the Lease Contract.

Exhibit 2 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the MSRP Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to recalculate the “MSRP” value that should be used for this comparison procedure as the minimum of the:
a.	Total MSRP and
b.	Maximum residualized MSRP,

both as shown on the Data File.

If the “MSRP” value that was recalculated in the first paragraph of this note ix. is equal to the total MSRP value on the Data File, the Sponsor, on behalf of the Depositor, instructed us to compare such value to the corresponding total MSRP information on the Lease Contract.

If the “MSRP” value that was recalculated in the first paragraph of this note ix. is equal to the maximum residualized MSRP value on the Data File, the Sponsor, on behalf of the Depositor, instructed us to compare such value to the corresponding maximum residualized MSRP information on the ALG Origination Residual Data File.

x.	For the purpose of comparing the maturity date Sample Characteristic for Sample Leases with a contract date, as shown on the Lease Contract, which occurs on or between February 1st and February 26th of any year (the “February Sample Leases”), except for Sample Lease number 95, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.	Original lease term to
b.	Date which is two (2) days following the contract date,

both as shown on the Lease Contract.

xi.	For the purpose of comparing the maturity date Sample Characteristic for Sample Lease number 95 (which is a February Sample Lease), the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.	Original lease term to
b.	Date which is two (2) days following the first payment date,

both as shown on the Lease Contract.

xii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease that is not a February Sample Lease, except for Sample Lease number 105, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.	Original lease term to
b.	Contract date,

both as shown on the Lease Contract.

For the purpose of this procedure, if the recalculation described above resulted in a “maturity date” that falls on the 29th, 30th or 31st day of a month or the 27th or 28th day of February, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the maturity date, as shown on the Data File, is the 1st or 2nd day of the following month.

Exhibit 2 to Attachment A

Notes: (continued)

xiii.	For the purpose of comparing the maturity date Sample Characteristic for Sample Lease number 105, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.	Original lease term to
b.	First payment date,

both as shown on the Lease Contract.

xiv.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to select the “FICO score” value on the Data File that should be used for this comparison procedure as the:
a.	Applicant FICO score (if the applicant FICO score value on the Data File is greater than zero) or
b.	Co-applicant FICO score (if the applicant FICO score value on the Data File is equal to zero).

If the FICO score value on the Data File that is used for this comparison procedure is the applicant FICO score, the Sponsor, on behalf of the Depositor, instructed us to compare such value to the corresponding applicant FICO score information on the System Screen Shots.

If the FICO score value on the Data File that is used for this comparison procedure is the co-applicant FICO score, the Sponsor, on behalf of the Depositor, instructed us to compare such value to the corresponding co-applicant FICO score information on the System Screen Shots.

If both the applicant FICO score and co-applicant FICO score values on the Data File are zero, the Sponsor, on behalf of the Depositor, instructed us to not perform any procedures relating to the FICO score Sample Characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.